SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Relevant Exchange Rates) (Details)		12 Months Ended
		Dec. 31, 2017 ₪ / $ R$ / $ $ / $	Dec. 31, 2016 ₪ / $ R$ / $ $ / $	Dec. 31, 2015 ₪ / $ R$ / $ $ / $
IL [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar | ₪ / $		3.467	3.845	3.902
Increase (decrease) during the year: Exchange rate of one US dollar		(9.83%)	(1.46%)	0.33%
BR [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar | R$ / $		3.3080	3.2591	3.9048
Increase (decrease) during the year: Exchange rate of one US dollar		1.50%	(16.54%)	47.01%
ZMK [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar | $ / $		18.774	15.850	13.005
Increase (decrease) during the year: Exchange rate of one US dollar		18.45%	21.87%	52.07%
Israeli Consumer Price Index [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar	[1]	113.05	112.59	112.82
Increase (decrease) during the year: Exchange rate of one US dollar	[1]	0.40%	(0.20%)	(1.00%)

[1]	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average 100.